Summary of Significant Accounting Policies Property, Plant, and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Software | Low
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3
Software | High
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10
Buildings and improvements | Low
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2
Buildings and improvements | High
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	50
Machinery and equipment | Low
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	1
Machinery and equipment | High
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30